Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Incentive Units	OneMain Holdings, Inc. Shareholders' Equity	OneMain Holdings, Inc. Shareholders' Equity Incentive Units	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Incentive Units	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interests
Balance at Dec. 31, 2012	$ 1,232		$ 1,232		$ 1	$ 147		$ 27	$ 1,057
Common shares issued and outstanding
Sale of common stock, net of offering costs	231		231			231
Share-based compensation expense, net of forfeitures	146		146			146
Change in non-controlling interests:
Contributions from joint venture partners	438									$ 438
Distributions declared to joint venture partners	(204)									(204)
Accumulated other comprehensive income (loss)	1		1					1		0
Net income (loss)	157		8						8	149
Balance at Dec. 31, 2013	2,001		1,618		1	524		28	1,065	383
Common shares issued and outstanding
Share-based compensation expense, net of forfeitures	6		6			6
Withholding tax on vested RSUs	(1)		(1)			(1)
Change in non-controlling interests:
Distributions declared to joint venture partners	(638)									(638)
Accumulated other comprehensive income (loss)	(25)		(25)					(25)
Net income (loss)	589		463						463	126
Balance at Dec. 31, 2014	1,932		2,061		1	529		3	1,528	(129)
Common shares issued and outstanding
Sale of common stock, net of offering costs	976		976			976
Non-cash incentive compensation from Initial Stockholder		$ 15		$ 15			$ 15
Share-based compensation expense, net of forfeitures	15		15			15
Excess tax benefit from share-based compensation	3		3			3
Withholding tax on vested RSUs	(5)		(5)			(5)
Change in non-controlling interests:
Distributions declared to joint venture partners	(77)									(77)
Accumulated other comprehensive income (loss)	(36)		(36)					(36)
Net income (loss)	(93)		(220)						(220)	127
Balance at Dec. 31, 2015	$ 2,730		$ 2,809		$ 1	$ 1,533		$ (33)	$ 1,308	$ (79)